Disaggregated Revenue	12 Months Ended
Sep. 30, 2025
Disaggregated Revenue [Abstract]
DISAGGREGATED REVENUE

NOTE 22 – DISAGGREGATED REVENUE

The following table presents revenue by major product categories for the years ended September 30, 2025, 2024 and 2023, respectively:

	September 30, 2025		September 30, 2024		September 30, 2023
Revenue Category	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue	Revenue Amount (In USD)	As % of Revenue
Sales of display modules	$15,235,112	38%	$18,146,699	56%	$27,793,530	48%
Sales of polarizers	19,517,783	49%	12,137,669	37%	27,526,662	48%
Research and developments	39,894	1%	-	-%	-	-%
Others	4,885,752	12%	2,178,845	7%	2,205,508	4%
Total	$39,678,541	100%	$32,463,213	100%	$57,525,700	100%

The revenue under category of others, are mostly from repairing services and mold product sales.